STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Feb. 02, 2010
Ordinary shares issued February 18, 2010 for cash at $0.001 per share	1,409	1,409	0	0
Ordinary shares issued February 18, 2010 for cash at $0.001 per share (in shares)		1,408,750
Non-employee stock based compensation	34,374	0	34,374	0
Ordinary shares issued November 25, 2010 for cash at $0.001 per share	155	155	0	0
Ordinary shares issued November 25, 2010 for cash at $0.001 per share (in shares)		155,250
Net loss	(66,990)	0	0	(66,990)
Balance at Dec. 31, 2010	(31,052)	1,564	34,374	(66,990)
Balance (in shares) at Dec. 31, 2010		1,564,000
Forfeiture of Initial Shareholders units	0	(156)	156	0
Forfeiture of Initial Shareholders units (in shares)		(156,400)
Proceeds from sale of warrants in private placement	1,638,800	0	1,638,800	0
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344 ($10.00 per share)	33,679,656	3,600	33,676,056	0
Proceeds from initial public offering net of offering costs and underwriter discount of $2,320,344 ($10.00 per share) (in shares)		3,600,000
Sale of unit purchase option to underwriters	100	0	100	0
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488 ($10.00 per share)	503,263	53	503,210	0
Proceeds from underwriter over-allotment exercise net of underwriter discount of $26,488 ($10.00 per share) (in shares)		52,975
Proceeds subject to possible conversion of 3,031,969 shares	(30,380,329)	(3,032)	(30,377,297)	0
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment	0	(166)	166	0
Forfeiture of 165,592 units due to underwriters' partial exercise of the over-allotment (in shares)		(165,592)
Non-employee stock based compensation	209,606	0	209,606	0
Net loss	(458,131)	0	0	(458,131)
Balance at Dec. 31, 2011	5,161,913	1,863	5,685,171	(525,121)
Balance (in shares) at Dec. 31, 2011		4,894,983
Non-employee stock based compensation	180,750	0	180,750	0
Reversal of over-accrual of offering costs		0	25,000	0
Net loss	(1,088,874)	0	0	(1,088,874)
Balance at Dec. 31, 2012	4,278,789	1,863	5,890,921	(1,613,995)
Balance (in shares) at Dec. 31, 2012		4,894,983
Non-employee stock based compensation	85,653	0	85,653	0
IPO shares redeemed in connection to the tender offer expired March 28, 2013	0	0	0	0
IPO shares redeemed in connection to the tender offer expired March 28, 2013 (in shares)		(3,008,955)
Stock issued on March 11, 2013 for non-employee services rendered ($10 per share)	300,000	30	299,970	0
Stock issued on March 11, 2013 for non-employee services rendered ($10 per share) (in shares)		30,000
Net loss	(1,354,702)	0	0	(1,354,702)
Balance at Jun. 30, 2013	$ 3,309,740	$ 1,893	$ 6,276,544	$ (2,968,697)
Balance (in shares) at Jun. 30, 2013		1,916,028